Subsequent events	9 Months Ended
Sep. 30, 2019
Subsequent Events
NOTE 7 - Subsequent events

The Corporation has evaluated all transactions from September 30, 2019 through the financial statement issuance date for subsequent event disclosure consideration and noted no significant subsequent event that needs to be disclosed.